Supplement to the Current Statement of Additional Information



---------------------------------------------------------------------------------------------------
John Hancock Bond Fund                        John Hancock Classic Value Fund
---------------------------------------------------------------------------------------------------
John Hancock Core Equity Fund                 John Hancock Large Cap Select Fund
---------------------------------------------------------------------------------------------------
John Hancock U.S. Global Leaders              John Hancock Growth Trends Fund
 Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock High Income Fund                 John Hancock Balanced Fund
---------------------------------------------------------------------------------------------------
John Hancock Health Sciences Fund             John Hancock Large Cap Equity Fund
---------------------------------------------------------------------------------------------------
John Hancock Sovereign Investors Fund         John Hancock Strategic Income Fund
---------------------------------------------------------------------------------------------------
John Hancock Financial Industries Fund        John Hancock Regional Bank Fund
---------------------------------------------------------------------------------------------------
John Hancock Small Cap Equity Fund            John Hancock Mid Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Large Cap Growth Fund            John Hancock Focused Equity Fund
---------------------------------------------------------------------------------------------------
John Hancock Money Market Fund                John Hancock Multi Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Real Estate Fund                 John Hancock Small Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Biotechnology Fund               John Hancock Technology Fund
---------------------------------------------------------------------------------------------------
John Hancock High Yield Bond Fund             John Hancock Government Income Fund
---------------------------------------------------------------------------------------------------
                                              John Hancock Investment Grade Bond Fund
---------------------------------------------------------------------------------------------------


"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


   o An investor who buys through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.



12/23/03

                  Supplement to the John Hancock Income Funds
                        Prospectus dated October 1, 2003


Under "SALES CHARGE REDUCTIONS AND WAIVERS", the last sentence under "Waivers for certain investors" on page 18 has been deleted and replaced with the following:

Class C shares may be offered without front-end sales charges to various individuals and institutions when purchased through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain
Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.


December 23, 2003